Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 98.1%	Par	Value
Alabama - 1.5%
Alabama Housing Finance Authority, 5.75%, 04/01/2055 (Callable 04/01/2033)	$2,000,000	$2,215,811
Alabama Public School and College Authority, 4.00%, 09/01/2043 (Callable 09/01/2034)	1,915,000	1,910,389
Black Belt Energy Gas District, 5.00%, 05/01/2053 (a)	4,000,000	4,192,863
Morgan County Board of Education/AL, 5.00%, 03/01/2038 (Callable 03/01/2032)	1,000,000	1,101,692
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054 (Callable 01/01/2032) (a)	4,500,000	4,889,932
University of Alabama, 3.00%, 07/01/2038 (Callable 07/01/2029)	2,000,000	1,841,555
		16,152,242

Alaska - 0.3%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	710,000	712,481
4.00%, 06/01/2036 (Callable 06/01/2025)	290,000	291,903
3.25%, 12/01/2044 (Callable 06/01/2029)	135,000	134,165
4.00%, 12/01/2048 (Callable 06/01/2027)	470,000	474,103
City of Valdez AK, 5.00%, 06/30/2029 (Callable 10/22/2024)	1,225,000	1,246,990
		2,859,642

Arizona - 0.5%
Arizona Industrial Development Authority, 1.77%, 09/01/2030 (a)(b)	2,315,149	2,179,745
City of Tempe AZ
5.00%, 07/01/2033 (Callable 07/01/2028)	40,000	43,686
5.00%, 07/01/2034 (Callable 07/01/2028)	325,000	354,954
5.00%, 07/01/2034 (Callable 07/01/2027)	165,000	176,276
5.00%, 07/01/2035 (Callable 07/01/2027)	185,000	197,643
5.00%, 07/01/2037 (Callable 07/01/2028)	215,000	234,816
5.00%, 07/01/2038 (Callable 07/01/2028)	350,000	382,258
Maricopa County Industrial Development Authority, 4.00%, 01/01/2045 (Callable 07/01/2030)	2,000,000	2,002,394
		5,571,772

Arkansas - 0.5%
City of Little Rock AR Water Reclamation System Revenue, 5.00%, 10/01/2034 (Callable 04/01/2025)	2,500,000	2,525,069
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	1,055,000	1,028,617
University of Arkansas
5.00%, 10/01/2031 (Callable 10/01/2026)	250,000	261,240
5.00%, 11/01/2035 (Callable 11/01/2024)	665,000	665,765
4.00%, 04/01/2037 (Callable 04/01/2029)	160,000	162,724
4.00%, 04/01/2039 (Callable 04/01/2029)	245,000	248,002
		4,891,417

California - 6.0%
Anaheim Public Financing Authority, 0.00%, 09/01/2036 (c)	18,835,000	13,049,811
Brea Redevelopment Agency
5.00%, 08/01/2033 (Callable 08/01/2027)	1,500,000	1,587,314
5.00%, 08/01/2034 (Callable 08/01/2027)	1,750,000	1,849,574
Buellton Union School District, 0.00%, 02/01/2034 (c)	2,000,000	1,434,652
California Housing Finance Agency, 3.75%, 03/25/2035	4,800,542	4,902,095
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026) (a)	2,250,000	2,263,945
Carlsbad Unified School District, 0.00%, 08/01/2035	305,000	352,388
Central Basin Municipal Water District, 5.00%, 08/01/2044 (Callable 08/01/2028)	70,000	76,856
City of Richmond CA Wastewater Revenue, 0.00%, 08/01/2028 (c)	180,000	163,208
El Monte City School District/CA, 0.00%, 08/01/2029 (c)	1,640,000	1,410,901
Federal Home Loan Mortgage Corp., 4.03%, 12/25/2036 (a)	2,470,782	2,537,576
Fontana Unified School District, 0.00%, 02/01/2033 (c)	490,000	380,575
Foothill-Eastern Transportation Corridor Agency
0.00%, 01/01/2026 (c)	4,695,000	4,546,545
0.00%, 01/01/2028 (c)	3,260,000	3,015,201
0.00%, 01/01/2030 (c)	95,000	83,439
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	7,175,371	6,707,337
Gateway Unified School District/CA, 0.00%, 03/01/2037 (c)	100,000	65,593
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2026 (c)	240,000	229,383
0.00%, 06/01/2028 (c)	630,000	571,622
5.00%, 06/01/2028 (Callable 06/01/2027)	425,000	453,736
3.25%, 06/01/2034 (Callable 06/01/2025)	160,000	160,549
Imperial Community College District, 7.00%, 08/01/2040 (Callable 08/01/2030)	180,000	224,886
Kingsburg Joint Union High School District, 5.00%, 08/01/2044 (Callable 08/01/2026)	150,000	156,740
Long Beach Community College District
0.00%, 06/01/2032 (c)	1,540,000	1,227,544
0.00%, 06/01/2033 (c)	1,560,000	1,198,423
Los Alamitos Unified School District, 0.00%, 08/01/2043 (Callable 08/01/2031)	230,000	238,309
Merced Union High School District, 0.00%, 08/01/2048 (Callable 02/01/2025) (c)	850,000	239,839
Moreno Valley Unified School District/CA, 0.00%, 07/01/2029 (c)	75,000	66,168
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)	280,000	292,090
Orange County Water District, 5.00%, 08/15/2034	285,000	321,620
Pacheco Union Elementary School District
0.00%, 02/01/2028 (c)	40,000	36,619
0.00%, 02/01/2028 (c)	25,000	22,887
0.00%, 02/01/2037 (c)	300,000	200,104
Pajaro Valley Unified School District, 0.00%, 08/01/2027 (c)	25,000	23,288
Palmdale Elementary School District, 0.00%, 08/01/2031 (c)	30,000	24,748
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	7,160,000	9,432,729
Riverside County Redevelopment Successor Agency, 8.25%, 10/01/2031 (Callable 10/01/2026)	650,000	722,536
Roseville Joint Union High School District, 0.00%, 08/01/2034 (Callable 08/01/2026) (c)	85,000	61,078
San Diego Unified School District/CA, 0.00%, 07/01/2030 (c)	100,000	85,508
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/01/2027 (c)	1,380,000	1,309,788
0.00%, 01/01/2028 (c)	1,110,000	1,026,648
San Mateo Union High School District, 0.00%, 09/01/2041 (Callable 09/01/2036)	1,280,000	1,372,414
Santa Barbara Unified School District, 0.00%, 08/01/2045 (Callable 08/01/2032)	100,000	95,398
St Helena Unified School District, 0.00%, 08/01/2037 (Callable 11/01/2024) (c)	25,000	13,530
Sutter Union High School District
0.00%, 08/01/2036 (Callable 08/01/2025) (c)	75,000	33,817
0.00%, 08/01/2037 (Callable 08/01/2025) (c)	50,000	20,991
0.00%, 08/01/2041 (Callable 08/01/2025) (c)	50,000	15,720
0.00%, 08/01/2043 (Callable 08/01/2025) (c)	200,000	54,198
Woodlake Union High School District, 0.00%, 08/01/2033 (c)	1,000,000	678,395
		65,038,315

Colorado - 1.5%
Boulder Valley School District No Re-2 Boulder, 5.00%, 12/01/2038 (Callable 06/01/2025)	1,225,000	1,239,830
Brush School District No. RE-2J, 5.00%, 12/01/2032 (Callable 12/01/2027)	395,000	422,983
City & County of Denver CO, 5.00%, 06/01/2038 (Callable 06/01/2026)	310,000	319,087
City of Boulder CO Storm Water & Flood Management Revenue, 3.00%, 12/01/2030 (Callable 12/01/2025)	925,000	916,933
City of Fort Lupton CO, 4.00%, 12/01/2042 (Callable 12/01/2027)	850,000	856,415
Colorado Health Facilities Authority, 3.70% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	10,000,000	9,954,321
Mesa County Valley School District No. 51, 5.50%, 12/01/2037 (Callable 12/01/2027)	1,000,000	1,076,148
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,045,916
University of Colorado, 5.00%, 06/01/2044 (Callable 06/01/2029)	285,000	302,337
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2039 (Callable 12/01/2031)	500,000	518,722
		16,652,692

Connecticut - 1.8%
City of Norwalk CT, 5.00%, 08/15/2036 (Callable 08/15/2030)	2,555,000	2,881,432
Connecticut Housing Finance Authority
2.88%, 11/15/2030 (Callable 05/15/2025)	1,325,000	1,282,529
4.00%, 11/15/2045 (Callable 05/15/2028)	2,935,000	2,956,024
4.00%, 11/15/2047 (Callable 11/15/2026)	395,000	396,071
4.00%, 05/15/2049 (Callable 11/15/2028)	1,330,000	1,347,095
Connecticut State Health & Educational Facilities Authority
5.25%, 03/01/2032	100,000	112,336
3.20%, 07/01/2037 (a)	2,085,000	2,087,753
2.95%, 07/01/2049 (a)	1,000,000	1,004,281
2.80%, 07/01/2057 (a)	6,000,000	6,010,536
University of Connecticut, 5.00%, 01/15/2031 (Callable 01/15/2027)	1,250,000	1,317,840
		19,395,897

District of Columbia - 0.4%
District of Columbia Water & Sewer Authority, 2.83%, 10/01/2054 (Callable 10/01/2024) (a)	4,000,000	4,000,000

Florida - 2.5%
Broward County Housing Finance Authority, 3.50%, 04/01/2041 (Callable 10/01/2025) (a)	1,000,000	1,003,956
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	3,500,000	4,008,849
City of Fort Myers FL, 4.00%, 12/01/2037 (Callable 12/01/2025)	480,000	483,065
City of Melbourne FL Water & Sewer Revenue, 0.00%, 10/01/2026 (c)	40,000	37,948
City of Ocoee FL, 4.00%, 10/01/2040 (Callable 10/01/2030)	300,000	308,064
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)	1,000,000	1,047,408
County of Miami-Dade FL
0.00%, 10/01/2026 (c)	150,000	142,304
0.00%, 10/01/2027 (c)	330,000	304,811
5.25%, 10/01/2030	4,625,000	5,185,618
Florida Housing Finance Corp.
5.00%, 12/01/2026 (a)	2,500,000	2,551,363
1.94%, 08/01/2036	4,990,000	3,918,768
4.20%, 01/01/2045 (Callable 01/01/2028)	2,195,000	2,168,145
3.50%, 07/01/2051 (Callable 07/01/2029)	665,000	664,658
Leon County - City of Tallahassee Blueprint Intergovernmental Agency, 4.00%, 10/01/2038 (Callable 10/01/2031)	4,805,000	5,010,763
Osceola County Expressway Authority
5.40%, 10/01/2028	170,000	191,764
5.75%, 10/01/2031	60,000	73,644
Seminole County School Board, 5.00%, 07/01/2035 (Callable 07/01/2026)	145,000	149,624
		27,250,752

Georgia - 1.7%
City of Decatur GA, 3.00%, 08/01/2038 (Callable 08/01/2025)	500,000	470,564
DeKalb Newton & Gwinnett Counties Joint Development Authority
5.00%, 06/01/2028	295,000	317,319
5.00%, 06/01/2028	230,000	247,401
Forsyth County Hospital Authority, 6.38%, 10/01/2028	5,295,000	5,712,969
Georgia Housing & Finance Authority, 3.50%, 12/01/2046 (Callable 12/01/2025)	140,000	139,564
Main Street Natural Gas, Inc.
4.00%, 08/01/2049 (Callable 10/22/2024) (a)	1,000,000	1,000,196
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	1,615,000	1,634,813
5.00%, 07/01/2053 (Callable 12/01/2029) (a)	8,000,000	8,660,559
		18,183,385

Idaho - 0.3%
Idaho Housing & Finance Association, 6.00%, 07/01/2054 (Callable 01/01/2033)	2,760,000	3,100,820

Illinois - 5.8%
Buffalo Grove Park District, 3.00%, 12/30/2024	840,000	837,783
Cary Park District, 4.00%, 12/15/2032 (Callable 12/15/2026)	125,000	126,844
Chillicothe Park District, 5.50%, 12/01/2029	150,000	168,071
City of Chicago IL
0.00%, 01/01/2027 (c)	75,000	70,164
5.00%, 01/01/2034 (Callable 01/01/2025)	2,170,000	2,179,169
City of Chicago IL Waterworks Revenue, 5.00%, 11/01/2036 (Callable 05/01/2032)	70,000	78,502
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	500,000	510,844
City of Woodstock IL, 4.00%, 01/01/2037 (Callable 01/01/2031)	675,000	697,545
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026 (c)	2,785,000	2,683,672
Cook County School District No 130 Blue Island, 5.00%, 12/01/2026 (Callable 12/01/2025)	1,150,000	1,178,139
Cook County School District No 159 Matteson-Richton Park
0.00%, 12/01/2025 (c)	475,000	458,899
0.00%, 12/01/2025 (c)	230,000	222,459
0.00%, 12/01/2026 (c)	285,000	268,357
0.00%, 12/01/2028 (c)	525,000	467,080
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,166,975
Deerfield Park District, 4.00%, 12/01/2029	240,000	250,851
DuPage County Community High School District No 100 Fenton, 5.00%, 07/15/2037 (Callable 07/15/2032)	575,000	642,573
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	1,415,000	1,522,516
Illinois Development Finance Authority
0.00%, 07/15/2025 (c)	25,045,000	24,448,876
2.45%, 11/15/2039 (a)	2,230,000	2,209,236
Illinois Finance Authority
5.00%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,232,402
5.25%, 08/15/2031 (Callable 08/15/2026)	1,830,000	1,911,979
4.00%, 12/01/2036 (Callable 12/01/2028)	1,000,000	1,014,025
4.00%, 02/15/2041 (Callable 02/15/2027)	495,000	509,376
4.00%, 05/01/2044 (Callable 05/01/2025)	135,000	135,735
Illinois Housing Development Authority
2.55%, 04/01/2025	590,000	585,142
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	1,300,000	1,304,710
3.10%, 02/01/2035 (Callable 02/01/2026)	875,000	828,041
3.50%, 08/01/2046 (Callable 02/01/2026)	595,000	593,524
4.00%, 08/01/2048 (Callable 08/01/2027)	295,000	297,670
Illinois Municipal Electric Agency, 4.00%, 02/01/2034 (Callable 08/01/2025)	160,000	160,371
Jefferson County School District No 80 Mt Vernon, 4.00%, 06/01/2028 (Callable 06/01/2026)	120,000	121,447
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,190,348
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2025 (Callable 11/01/2024)	700,000	700,047
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 12/01/2034 (Callable 12/01/2027)	425,000	432,932
4.00%, 12/01/2039 (Callable 12/01/2027)	1,305,000	1,316,150
Mason Logan & Tazewell Counties Community Unit School Dist No 189 Illini Central, 5.00%, 12/01/2040 (Callable 12/01/2028)	600,000	630,643
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2034 (Callable 12/01/2026)	295,000	307,920
State of Illinois Sales Tax Revenue, 4.00%, 06/15/2038 (Callable 06/15/2028)	1,850,000	1,843,596
Village of Downers Grove IL, 4.00%, 01/01/2038 (Callable 01/01/2026)	375,000	375,579
Village of Manhattan IL, 4.00%, 01/01/2030 (Callable 01/01/2027)	250,000	254,729
Village of Romeoville IL, 4.00%, 12/30/2030 (Callable 12/30/2028)	1,320,000	1,370,213
Village of Schaumburg IL, 4.00%, 12/01/2028	470,000	496,625
Waukegan Park District, 3.13%, 12/15/2028 (Callable 11/01/2024)	390,000	381,658
Will County Community High School District No. 210, 0.00%, 01/01/2025 (c)	350,000	347,058
Will County Community Unit School District No. 201-U, 0.00%, 11/01/2024 (c)	1,410,000	1,405,611
Will County School District No 122, 0.00%, 10/01/2027 (c)	470,000	434,124
		63,370,210

Indiana - 2.3%
Brownsburg 1999 School Building Corp., 5.50%, 01/15/2043 (Callable 07/15/2031)	1,460,000	1,624,685
City of Evansville IN, 5.00%, 02/01/2029 (Callable 02/01/2026)	735,000	752,205
City of Indianapolis IN, 3.00%, 05/01/2027 (a)	325,000	324,679
Columbus Multi School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2034)	310,000	350,551
5.00%, 07/15/2040 (Callable 07/15/2034)	425,000	477,705
5.00%, 07/15/2041 (Callable 07/15/2034)	400,000	445,835
Fishers Redevelopment Authority
4.00%, 07/15/2042 (Callable 01/15/2034)	1,000,000	1,002,898
4.00%, 01/15/2044 (Callable 01/15/2034)	1,000,000	994,521
Fishers Town Hall Building Corp., 5.50%, 07/15/2040 (Callable 07/15/2032)	1,000,000	1,142,349
Hammond Multi-School Building Corp., 5.00%, 07/15/2033 (Callable 01/15/2028)	820,000	861,987
Indiana Housing & Community Development Authority, 5.75%, 07/01/2053 (Callable 07/01/2032)	815,000	875,700
Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/01/2033 (Callable 01/01/2025)	1,780,000	1,787,745
IPS Multi-School Building Corp., 5.00%, 01/15/2031	700,000	788,803
Lake Ridge Multi-School Building Corp., 5.50%, 01/15/2042 (Callable 07/15/2032)	2,000,000	2,252,437
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	1,275,000	1,399,972
Northern Wells Multi-School Building Corp., 4.00%, 07/15/2035 (Callable 07/15/2027)	160,000	163,077
Northwestern School Building Corp., 6.00%, 07/15/2040 (Callable 07/15/2031)	700,000	804,558
Perry Central Multi-School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2033)	375,000	420,423
Richmond Multi-School Building Corp.
5.00%, 07/15/2036 (Callable 07/15/2032)	300,000	339,382
5.00%, 07/15/2037 (Callable 07/15/2032)	225,000	253,799
5.00%, 07/15/2038 (Callable 07/15/2032)	235,000	263,916
5.00%, 01/15/2040 (Callable 07/15/2032)	195,000	216,644
Sunman-Dearborn High School Building Corp.
5.00%, 07/15/2043 (Callable 07/15/2033)	3,550,000	3,897,241
5.00%, 01/15/2044 (Callable 07/15/2033)	550,000	599,716
Wawasee High School Building Corp., 5.00%, 07/15/2041 (Callable 07/15/2034)	2,485,000	2,797,053
		24,837,881

Iowa - 0.7%
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, 4.38%, 07/01/2036 (Callable 07/01/2028)	2,100,000	2,169,159
Iowa Finance Authority
5.00%, 08/01/2033 (Callable 08/01/2026)	175,000	182,247
5.00%, 08/01/2035 (Callable 08/01/2025)	950,000	967,560
4.00%, 07/01/2047 (Callable 07/01/2028)	785,000	795,558
4.00%, 07/01/2047 (Callable 07/01/2027)	235,000	236,168
5.50%, 07/01/2053 (Callable 01/01/2033)	2,865,000	3,078,278
		7,428,970

Kansas - 0.2%
City of Goddard KS, 5.00%, 12/01/2025 (Callable 06/01/2025)	530,000	536,435
Crawford County Unified School District No 250 Pittsburg, 5.00%, 09/01/2035 (Callable 09/01/2027)	60,000	64,472
Kansas Development Finance Authority, 5.00%, 11/15/2054 (Callable 11/15/2028) (a)	1,615,000	1,744,721
		2,345,628

Kentucky - 0.4%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 11/01/2024)	2,000,000	1,990,866
Kentucky Bond Development Corp., 3.00%, 05/01/2034 (Callable 05/01/2026)	695,000	660,263
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026) (a)	1,615,000	1,661,747
		4,312,876

Louisiana - 4.6%
Louisiana Housing Corp., 4.00%, 01/01/2043 (Callable 07/01/2026) (a)	3,650,000	3,712,528
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	20,555,000	21,232,855
5.50%, 05/15/2032 (Callable 05/15/2026)	22,190,000	23,209,258
4.00%, 04/01/2050 (Callable 04/01/2030)	260,000	275,975
Webster Parish School District No 6 Minden, 4.00%, 03/01/2031 (Callable 03/01/2029)	840,000	872,340
		49,302,956

Maryland - 0.4%
City of Baltimore MD, 5.00%, 07/01/2028	160,000	167,309
Maryland Community Development Administration, 3.85%, 03/01/2025	2,445,000	2,447,451
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2027	1,095,000	1,130,959
		3,745,719

Massachusetts - 0.8%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026) (c)	1,400,000	1,185,634
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 06/01/2025)	135,000	134,884
4.00%, 12/01/2048 (Callable 06/01/2027)	600,000	602,862
4.00%, 06/01/2049 (Callable 12/01/2028)	295,000	297,431
3.00%, 12/01/2050 (Callable 12/01/2029)	160,000	158,155
Massachusetts State College Building Authority
0.00%, 05/01/2027 (c)	625,000	581,303
0.00%, 05/01/2028 (c)	5,790,000	5,237,383
		8,197,652

Michigan - 2.3%
Birmingham City School District/MI, 5.00%, 05/01/2036 (Callable 05/01/2033)	200,000	229,902
City of Ferndale MI, 3.00%, 04/01/2032 (Callable 04/01/2029)	450,000	436,827
County of Kent MI, 4.00%, 01/01/2034 (Callable 01/01/2025)	2,060,000	2,061,232
Lakeview Public School District, 3.00%, 11/01/2034 (Callable 05/01/2032)	645,000	628,486
Michigan Finance Authority, 5.00%, 10/01/2039 (Callable 10/01/2024)	1,500,000	1,500,000
Michigan State Housing Development Authority
2.70%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,225,146
3.25%, 10/01/2037 (Callable 10/01/2025)	755,000	698,497
4.25%, 12/01/2049 (Callable 06/01/2028)	1,925,000	1,953,370
5.00%, 06/01/2053 (Callable 12/01/2031)	845,000	886,787
5.50%, 06/01/2053 (Callable 12/01/2031)	1,840,000	1,963,039
5.75%, 06/01/2054 (Callable 12/01/2032)	1,955,000	2,120,419
Warren Consolidated Schools
5.00%, 05/01/2033 (Callable 05/01/2026)	4,660,000	4,813,332
5.00%, 05/01/2033 (Callable 05/01/2026)	2,595,000	2,680,385
5.00%, 05/01/2035 (Callable 05/01/2026)	950,000	979,320
		25,176,742

Minnesota - 1.2%
City of Coon Rapids MN, 5.60%, 12/01/2039	2,492,103	2,709,667
City of Hopkins MN, 4.00%, 02/01/2038 (Callable 02/01/2032)	440,000	461,867
County of Hennepin MN, 5.00%, 12/01/2035 (Callable 12/01/2026)	1,835,000	1,918,972
County of Washington MN, 2.13%, 02/01/2033 (Callable 02/01/2028)	1,495,000	1,315,665
Duluth Independent School District No 709, 2.60%, 03/01/2028	1,875,000	1,868,688
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.50%, 07/01/2028 (Callable 07/01/2026)	350,000	356,521
5.00%, 07/01/2036 (Callable 07/01/2026)	1,315,000	1,365,232
Minnesota Housing Finance Agency
4.00%, 07/01/2047 (Callable 01/01/2027)	105,000	105,344
4.25%, 07/01/2049 (Callable 07/01/2028)	655,000	666,799
6.25%, 07/01/2054 (Callable 01/01/2033)	1,995,000	2,208,709
		12,977,464

Mississippi - 1.0%
County of Warren MS, 6.00%, 09/01/2036 (Callable 09/01/2033)	625,000	760,333
Mississippi Development Bank, 5.25%, 03/01/2035 (Callable 03/01/2028)	495,000	513,055
Mississippi Home Corp.
4.40%, 12/01/2043 (Callable 12/01/2031)	1,250,000	1,268,513
4.65%, 12/01/2044 (Callable 06/01/2033)	2,345,000	2,408,490
West Rankin Utility Authority
5.00%, 01/01/2038 (Callable 01/01/2025)	550,000	552,324
5.00%, 01/01/2043 (Callable 01/01/2028)	4,500,000	4,862,152
		10,364,867

Missouri - 1.6%
Carl Junction R-I School District/MO, 5.00%, 03/01/2035 (Callable 03/01/2029)	565,000	610,501
Cass County Reorganized School District No R-1 Midway
5.00%, 03/01/2042 (Callable 03/01/2029)	550,000	577,480
5.00%, 03/01/2044 (Callable 03/01/2029)	700,000	731,511
Jackson County School District No. R-IV, 5.50%, 03/01/2037 (Callable 03/01/2029)	1,040,000	1,150,046
Metropolitan St Louis Sewer District
5.00%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,285,924
5.00%, 05/01/2045 (Callable 05/01/2025)	2,335,000	2,355,006
Mexico School District No 59
5.00%, 03/01/2042 (Callable 03/01/2029)	2,250,000	2,364,736
5.00%, 03/01/2043 (Callable 03/01/2029)	1,000,000	1,047,674
Missouri Housing Development Commission
1.95%, 05/01/2025	45,000	44,301
3.95%, 11/01/2040 (Callable 05/01/2025)	25,000	25,009
5.50%, 05/01/2055 (Callable 05/01/2033)	2,000,000	2,186,328
North Callaway County School District No R-1
5.00%, 03/01/2035 (Callable 03/01/2029)	850,000	912,994
5.00%, 03/01/2036 (Callable 03/01/2029)	1,030,000	1,103,701
5.00%, 03/01/2037 (Callable 03/01/2029)	1,100,000	1,175,906
Pattonville R-3 School District, 5.25%, 03/01/2041 (Callable 03/01/2031)	1,000,000	1,107,122
St Louis County Special School District, 4.00%, 04/01/2034 (Callable 04/01/2029)	400,000	412,903
Taney County Reorganized School District No R-V Hollister, 5.50%, 03/01/2040 (Callable 03/01/2034)	385,000	446,302
		17,537,444

Montana - 0.3%
City of Belgrade MT, 5.25%, 07/01/2043 (Callable 07/01/2032)	2,000,000	2,222,587
Flathead County School District No. 44, 4.00%, 07/01/2036 (Callable 07/01/2028)	235,000	241,256
Montana Board of Housing
3.00%, 12/01/2045 (Callable 06/01/2029)	535,000	450,610
3.05%, 06/01/2050 (Callable 06/01/2029)	265,000	210,778
		3,125,231

Nebraska - 1.1%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	5,000,000	5,362,586
City of Omaha NE, 6.50%, 12/01/2030	1,930,000	2,218,391
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2033 (Callable 01/01/2026)	400,000	406,401
4.00%, 01/01/2034 (Callable 01/01/2026)	2,000,000	2,017,112
4.00%, 01/01/2035 (Callable 01/01/2026)	1,000,000	1,006,141
Nebraska Investment Finance Authority, 3.50%, 09/01/2050 (Callable 03/01/2029)	1,135,000	1,134,727
University of Nebraska
3.00%, 05/15/2035 (Callable 05/15/2026)	20,000	20,136
3.00%, 07/01/2039 (Callable 07/01/2026)	15,000	15,133
		12,180,627

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, 3.30%, 06/01/2040 (Callable 05/01/2027) (a)	2,000,000	2,022,693

New Jersey - 0.4%
Flemington Raritan Regional Board of Education
2.25%, 09/01/2031 (Callable 09/01/2026)	1,000,000	906,924
2.38%, 09/01/2033 (Callable 09/01/2026)	650,000	579,644
New Jersey Economic Development Authority, 0.00%, 07/01/2025 (c)	135,000	131,943
New Jersey Health Care Facilities Financing Authority, 3.75%, 07/01/2027	135,000	137,032
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	600,000	611,173
2.45%, 10/01/2050 (Callable 04/01/2029)	525,000	370,448
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2030 (c)	2,305,000	1,912,277
		4,649,441

New Mexico - 0.4%
New Mexico Hospital Equipment Loan Council, 4.13%, 08/01/2044 (Callable 08/01/2025)	210,000	211,686
New Mexico Mortgage Finance Authority
3.50%, 07/01/2033 (Callable 01/01/2028)	685,000	686,246
3.55%, 09/01/2037 (Callable 03/01/2027)	685,000	672,555
3.95%, 09/01/2040 (Callable 11/01/2024)	800,000	800,021
5.25%, 03/01/2053 (Callable 03/01/2032)	1,925,000	2,053,822
		4,424,330

New York - 1.9%
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	3,069,708	3,311,006
New York City Housing Development Corp., 0.70%, 11/01/2060 (Callable 10/22/2024) (a)	1,320,000	1,288,222
New York City Municipal Water Finance Authority, 4.00%, 06/15/2040 (Callable 12/15/2029)	500,000	509,135
New York State Dormitory Authority
0.00%, 07/01/2028 (c)	65,000	58,325
0.00%, 07/01/2029 (c)	580,000	505,265
5.00%, 03/15/2037 (Callable 09/15/2025)	155,000	157,394
5.25%, 03/15/2039 (Callable 09/15/2028)	3,750,000	4,033,471
5.00%, 03/15/2043 (Callable 03/15/2029)	2,450,000	2,594,565
New York State Environmental Facilities Corp.
5.50%, 10/15/2029	185,000	209,757
5.50%, 10/15/2030	390,000	449,143
New York State Housing Finance Agency
1.60%, 11/01/2024 (Callable 10/22/2024)	1,295,000	1,291,778
3.60%, 11/01/2062 (Callable 06/01/2025) (a)	2,920,000	2,931,592
North Colonie Central School District, 2.00%, 07/15/2032 (Callable 07/15/2029)	1,115,000	966,093
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2049 (Callable 04/01/2028)	2,350,000	2,363,207
		20,668,953

North Carolina - 4.0%
Asheville Housing Authority, 5.00%, 11/01/2026 (Callable 11/01/2025) (a)	675,000	687,728
County of Forsyth NC, 3.00%, 03/01/2033 (Callable 03/01/2031)	600,000	594,854
County of Wake NC
5.13%, 10/01/2026	800,000	815,709
5.00%, 05/01/2041 (Callable 05/01/2034)	2,860,000	3,282,711
Inlivian
2.55%, 05/01/2037	4,685,253	3,985,438
5.00%, 06/01/2043 (Callable 12/01/2025) (a)	2,000,000	2,047,524
North Carolina Housing Finance Agency
4.00%, 03/01/2028 (a)	6,450,000	6,600,726
4.00%, 07/01/2050 (Callable 07/01/2029)	1,045,000	1,056,351
5.75%, 01/01/2054 (Callable 07/01/2032)	3,835,000	4,149,538
3.20%, 07/01/2056 (Callable 11/15/2025) (a)	2,000,000	1,998,996
Raleigh Housing Authority
5.00%, 10/01/2026 (a)	5,500,000	5,596,149
5.00%, 12/01/2026 (a)	7,850,000	8,011,280
Town of Morehead City NC, 4.05%, 01/01/2028 (a)	3,500,000	3,577,408
University of North Carolina at Chapel Hill, 3.89% (SOFR + 0.65%), 12/01/2041 (Callable 12/01/2024)	1,000,000	999,952
		43,404,364

North Dakota - 0.7%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	3,160,000	3,181,799
North Dakota Housing Finance Agency
3.55%, 07/01/2033 (Callable 01/01/2028)	1,140,000	1,133,668
3.45%, 07/01/2037 (Callable 07/01/2026)	900,000	894,713
4.30%, 07/01/2039 (Callable 07/01/2033)	1,000,000	1,029,642
3.50%, 07/01/2046 (Callable 01/01/2026)	395,000	393,947
4.00%, 01/01/2050 (Callable 07/01/2028)	700,000	708,868
		7,342,637

Ohio - 3.8%
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	24,869,000	28,322,018
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	3,640,000	3,245,836
North Ridgeville City School District, 5.00%, 12/01/2043 (Callable 06/01/2029)	1,025,000	1,088,463
Ohio Housing Finance Agency
5.50%, 03/01/2030	100,000	112,776
5.50%, 09/01/2030	125,000	141,419
5.50%, 03/01/2031	100,000	113,594
5.50%, 09/01/2031	125,000	142,391
5.50%, 03/01/2032	125,000	142,747
5.50%, 09/01/2032	100,000	115,080
5.50%, 03/01/2033	100,000	115,302
5.50%, 09/01/2033	100,000	115,542
3.95%, 09/01/2043 (Callable 09/01/2027)	165,000	162,107
3.50%, 09/01/2046 (Callable 09/01/2025)	355,000	353,954
Ohio Water Development Authority, 5.00%, 12/01/2038 (Callable 12/01/2029)	2,100,000	2,296,694
State of Ohio
5.00%, 02/01/2031 (Callable 02/01/2026)	1,405,000	1,445,300
5.00%, 01/01/2038 (Callable 01/01/2032)	430,000	482,927
2.75%, 01/01/2052 (a)	2,795,000	2,769,704
University of Akron, 5.00%, 01/01/2033 (Callable 07/01/2026)	335,000	345,148
		41,511,002

Oregon - 0.7%
Clackamas Community College District
0.00%, 06/15/2028 (Callable 06/15/2025) (c)	1,375,000	1,190,541
0.00%, 06/15/2029 (Callable 06/15/2025) (c)	1,000,000	828,750
Oregon Coast Community College District
0.00%, 06/15/2038 (Callable 06/15/2034)	175,000	189,687
0.00%, 06/15/2039 (Callable 06/15/2034)	400,000	430,294
0.00%, 06/15/2041 (Callable 06/15/2034)	350,000	371,579
0.00%, 06/15/2043 (Callable 06/15/2034)	400,000	420,908
State of Oregon
4.00%, 12/01/2045 (Callable 06/01/2025)	475,000	474,919
4.00%, 12/01/2048 (Callable 12/01/2026)	830,000	832,271
State of Oregon Housing & Community Services Department
3.55%, 07/01/2033 (Callable 07/01/2027)	1,005,000	998,673
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	822,713
4.00%, 01/01/2047 (Callable 07/01/2025)	185,000	184,926
3.75%, 07/01/2048 (Callable 01/01/2027)	1,020,000	983,164
		7,728,425

Pennsylvania - 0.9%
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,525,000	1,535,842
Mckeesport Area School District, 0.00%, 10/01/2025 (c)	110,000	106,911
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	195,000	194,433
3.50%, 04/01/2051 (Callable 10/01/2029)	2,055,000	2,049,883
5.50%, 10/01/2053	1,980,000	2,122,255
5.75%, 10/01/2053 (Callable 10/01/2032)	1,230,000	1,322,968
Pittsburgh Water & Sewer Authority
0.00%, 09/01/2026 (c)	890,000	846,188
0.00%, 09/01/2027 (c)	1,110,000	1,027,473
0.00%, 09/01/2028 (c)	370,000	333,470
		9,539,423

Puerto Rico - 1.6%
Puerto Rico Public Finance Corp.
6.00%, 08/01/2026	3,585,000	3,790,701
6.00%, 08/01/2026	1,825,000	1,929,715
6.00%, 08/01/2026	1,710,000	1,808,117
6.00%, 08/01/2026	1,440,000	1,522,624
5.50%, 08/01/2027	7,690,000	8,281,319
5.50%, 08/01/2027	400,000	430,758
		17,763,234

Rhode Island - 0.5%
Rhode Island Health and Educational Building Corp.
5.25%, 05/15/2040 (Callable 05/15/2034)	1,000,000	1,144,592
5.25%, 05/15/2041 (Callable 05/15/2034)	1,455,000	1,652,920
5.25%, 05/15/2042 (Callable 05/15/2034)	2,000,000	2,260,434
Rhode Island Housing & Mortgage Finance Corp., 3.50%, 10/01/2050 (Callable 10/01/2029)	800,000	799,583
		5,857,529

South Carolina - 2.9%
City of Columbia SC Waterworks & Sewer System Revenue, 5.00%, 02/01/2049 (Callable 02/01/2029)	10,680,000	11,829,355
Piedmont Municipal Power Agency, 5.38%, 01/01/2025	5,255,000	5,281,386
South Carolina Jobs-Economic Development Authority
5.00%, 08/15/2036 (Callable 08/15/2026) (b)	7,500,000	7,829,980
5.00%, 08/15/2041 (Callable 08/15/2026) (b)	4,165,000	4,348,249
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	2,005,000	2,341,487
		31,630,457

South Dakota - 0.1%
County of Clay SD, 5.00%, 12/01/2038 (Callable 12/01/2031)	1,000,000	1,106,159

Tennessee - 1.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 12/01/2026 (Callable 12/01/2025) (a)	1,000,000	1,020,545
4.88%, 11/01/2028	1,450,000	1,517,469
3.85%, 02/01/2048 (a)	1,000,000	1,009,085
Metropolitan Government of Nashville & Davidson County TN, 3.00%, 01/01/2034 (Callable 01/01/2031)	2,800,000	2,707,463
Tennessee Housing Development Agency
1.75%, 07/01/2028	350,000	325,844
1.95%, 07/01/2030 (Callable 07/01/2029)	550,000	493,683
3.85%, 01/01/2035 (Callable 01/01/2025)	230,000	230,018
3.90%, 07/01/2042 (Callable 07/01/2027)	350,000	344,282
4.00%, 01/01/2043 (Callable 07/01/2027)	425,000	427,201
3.85%, 07/01/2043 (Callable 07/01/2027)	1,810,000	1,754,861
5.20%, 07/01/2043 (Callable 07/01/2032)	7,000,000	7,469,105
3.65%, 07/01/2047 (Callable 01/01/2027)	705,000	652,058
4.05%, 01/01/2049 (Callable 01/01/2028)	1,645,000	1,573,743
3.00%, 01/01/2051 (Callable 01/01/2030)	675,000	666,690
		20,192,047

Texas - 28.2%(d)
Alvarado Independent School District/TX, 2.75%, 02/15/2052 (a)	1,650,000	1,635,386
Anna Independent School District, 5.00%, 08/15/2035 (Callable 08/15/2026)	910,000	944,433
Arlington Higher Education Finance Corp.
5.00%, 08/15/2026	500,000	522,787
4.00%, 08/15/2027 (Callable 08/15/2026)	875,000	891,736
4.00%, 08/15/2028 (Callable 08/15/2026)	850,000	865,456
5.00%, 02/15/2030 (Callable 02/15/2026)	125,000	128,399
3.00%, 08/15/2032 (Callable 08/15/2031)	835,000	813,656
3.00%, 08/15/2033 (Callable 08/15/2031)	1,070,000	1,036,565
4.00%, 08/15/2033 (Callable 08/15/2026)	475,000	480,481
5.00%, 08/15/2033	150,000	168,071
4.00%, 08/15/2034 (Callable 08/15/2026)	195,000	200,039
4.00%, 08/15/2035 (Callable 08/15/2026)	480,000	492,403
4.00%, 12/01/2035 (Callable 06/01/2027)	450,000	456,498
4.00%, 08/15/2036 (Callable 08/15/2030)	510,000	525,218
4.00%, 08/15/2036 (Callable 08/15/2031)	1,000,000	1,039,643
5.00%, 08/15/2036 (Callable 08/15/2034)	175,000	196,239
5.00%, 08/15/2037 (Callable 08/15/2032)	510,000	569,597
4.00%, 08/15/2038 (Callable 08/15/2030)	550,000	562,458
4.00%, 08/15/2039 (Callable 08/15/2025)	495,000	495,096
5.00%, 08/15/2039 (Callable 08/15/2034)	105,000	116,364
3.00%, 08/15/2040 (Callable 08/15/2031)	290,000	255,869
3.00%, 08/15/2041 (Callable 08/15/2031)	300,000	259,667
3.00%, 08/15/2042 (Callable 08/15/2031)	265,000	226,083
3.00%, 08/15/2043 (Callable 08/15/2031)	210,000	176,386
3.00%, 08/15/2044 (Callable 08/15/2031)	245,000	202,717
4.00%, 08/15/2044 (Callable 08/15/2034)	360,000	360,112
Austin Community College District Public Facility Corp., 5.00%, 08/01/2033 (Callable 08/01/2025)	750,000	761,213
Baird Independent School District, 5.00%, 08/15/2043 (Callable 08/15/2032)	1,760,000	1,941,732
Balmorhea Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2031)	335,000	375,152
Barbers Hill Independent School District
5.00%, 02/15/2043 (Callable 08/15/2034)	1,000,000	1,128,715
5.00%, 02/15/2044 (Callable 08/15/2034)	750,000	843,554
Boerne Independent School District, 3.85%, 12/01/2043 (a)	1,000,000	1,028,999
Brazoria County Toll Road Authority
0.00%, 03/01/2039 (Callable 03/01/2030)	200,000	193,717
0.00%, 03/01/2041 (Callable 03/01/2030)	65,000	61,934
0.00%, 03/01/2042 (Callable 03/01/2030)	700,000	661,511
0.00%, 03/01/2044 (Callable 03/01/2030)	255,000	238,172
Cedar Hill Independent School District
5.00%, 02/15/2040 (Callable 02/15/2034)	1,475,000	1,674,264
5.00%, 02/15/2041 (Callable 02/15/2034)	2,500,000	2,823,175
5.00%, 02/15/2042 (Callable 02/15/2034)	3,500,000	3,935,446
Centerville Independent School District
5.00%, 08/15/2036 (Callable 08/15/2033)	375,000	431,764
5.00%, 08/15/2037 (Callable 08/15/2033)	770,000	883,879
5.00%, 08/15/2038 (Callable 08/15/2033)	400,000	456,806
Chisum Independent School District, 5.00%, 08/15/2025	590,000	601,093
City of Dallas TX, 5.00%, 02/15/2031 (Callable 02/15/2027)	1,100,000	1,155,210
City of Denton TX, 5.00%, 02/15/2035 (Callable 02/15/2031)	3,055,000	3,428,020
City of Houston TX
5.50%, 12/01/2024	645,000	647,154
5.50%, 12/01/2029	16,050,000	17,594,683
5.75%, 12/01/2032	24,965,000	30,688,056
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2026 (c)	1,050,000	988,682
0.00%, 12/01/2027 (c)	265,000	242,545
0.00%, 12/01/2028 (c)	4,620,000	4,110,306
City of San Antonio TX, 4.00%, 02/01/2029 (Callable 11/01/2024)	2,205,000	2,205,945
City of Sugar Land TX
4.00%, 02/15/2037 (Callable 02/15/2033)	515,000	536,067
4.00%, 02/15/2038 (Callable 02/15/2033)	515,000	532,592
4.00%, 02/15/2039 (Callable 02/15/2033)	515,000	528,100
4.00%, 02/15/2040 (Callable 02/15/2033)	515,000	524,491
Clifton Higher Education Finance Corp.
5.00%, 08/15/2025	460,000	468,249
5.00%, 08/15/2025	240,000	244,304
5.00%, 08/15/2029	295,000	326,221
5.00%, 08/15/2029 (Callable 11/01/2024)	215,000	215,365
4.00%, 08/15/2031 (Callable 08/15/2027)	2,000,000	2,048,693
4.00%, 08/15/2031 (Callable 08/15/2026)	170,000	172,838
4.00%, 08/15/2034 (Callable 08/15/2032)	160,000	169,908
4.00%, 08/15/2040 (Callable 08/15/2031)	390,000	395,160
4.00%, 08/15/2041 (Callable 08/15/2031)	805,000	813,331
4.00%, 08/15/2043 (Callable 08/15/2028)	250,000	250,518
Coppell Independent School District, 0.00%, 08/15/2029 (c)	200,000	172,763
County of Bexar TX
4.00%, 06/15/2030 (Callable 06/15/2026)	150,000	152,394
4.00%, 06/15/2033 (Callable 06/15/2025)	3,795,000	3,821,334
5.00%, 06/15/2036 (Callable 06/15/2026)	2,145,000	2,229,617
5.00%, 06/15/2040 (Callable 06/15/2031)	1,525,000	1,675,061
County of Brazoria TX, 3.00%, 03/01/2037 (Callable 03/01/2030)	270,000	254,439
Crowley Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2025)	2,000,000	2,034,475
Dalhart Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2032)	1,170,000	1,296,528
Dallas Independent School District
4.00%, 02/15/2034 (Callable 02/15/2025)	20,715,000	20,771,622
4.00%, 02/15/2054 (Callable 02/15/2033)	4,500,000	4,412,189
Decatur Hospital Authority, 5.75%, 09/01/2029	290,000	314,503
DeSoto Independent School District, 5.00%, 08/15/2032 (Callable 10/08/2024)	1,825,000	1,825,504
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/15/2045 (Callable 08/15/2025)	675,000	666,507
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	1,610,000	1,615,071
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	4,500,000	4,637,819
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	2,965,106	3,055,559
Grand Parkway Transportation Corp.
5.00%, 10/01/2043 (Callable 04/01/2028)	4,500,000	4,704,207
5.80%, 10/01/2045 (Callable 10/01/2028)	300,000	325,625
5.85%, 10/01/2048 (Callable 10/01/2028)	700,000	758,715
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027	6,610,000	6,908,122
6.25%, 07/01/2027	4,990,000	5,258,174
Harris County-Houston Sports Authority, 0.00%, 11/15/2030 (c)	2,150,000	1,759,153
Houston Higher Education Finance Corp.
5.00%, 02/15/2026 (Callable 11/01/2024)	1,030,000	1,031,208
5.00%, 02/15/2034 (Callable 11/01/2024)	1,795,000	1,796,234
Kilgore Independent School District, 2.00%, 02/15/2052 (a)	890,000	882,086
Killeen Independent School District, 4.00%, 02/15/2042 (Callable 02/15/2028)	690,000	692,828
Klein Independent School District, 4.00%, 08/01/2031 (Callable 08/01/2025)	1,000,000	1,005,843
La Porte Independent School District/TX
5.00%, 02/15/2037 (Callable 08/15/2033)	2,000,000	2,319,082
5.00%, 02/15/2038 (Callable 08/15/2033)	1,630,000	1,882,949
La Pryor Independent School District, 5.00%, 02/15/2032	75,000	85,519
Leander Independent School District, 0.00%, 08/16/2044 (Callable 08/16/2026) (c)	14,815,000	6,800,735
Lower Colorado River Authority, 4.75%, 01/01/2028	455,000	470,294
Maypearl Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2033)	1,000,000	1,117,771
McKinney Independent School District, 4.00%, 02/15/2034 (Callable 02/15/2026)	1,325,000	1,336,030
Melissa Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2026)	1,020,000	1,054,324
Mesquite Independent School District, 5.00%, 08/15/2025	5,000	5,098
Midland County Fresh Water Supply District No 1
0.00%, 09/15/2033 (Callable 09/15/2027) (c)	3,390,000	2,351,555
0.00%, 09/15/2034 (Callable 09/15/2027) (c)	1,110,000	729,802
0.00%, 09/15/2035 (Callable 09/15/2027) (c)	2,335,000	1,453,128
0.00%, 09/15/2036 (Callable 09/15/2027) (c)	1,470,000	866,497
0.00%, 09/15/2037 (Callable 09/15/2027) (c)	110,000	61,391
Moulton Independent School District, 4.00%, 08/15/2036 (Callable 08/15/2027)	285,000	290,306
New Caney Independent School District, 5.00%, 02/15/2039 (Callable 08/15/2027)	500,000	524,119
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2030 (Callable 04/01/2027)	1,150,000	1,221,504
5.00%, 04/01/2031 (Callable 04/01/2027)	1,180,000	1,253,369
5.00%, 04/01/2042 (Callable 04/01/2027)	7,755,000	8,237,186
New Hope Higher Education Finance Corp., 4.00%, 06/15/2028	100,000	103,085
North Texas Tollway Authority
0.00%, 01/01/2035 (c)	2,760,000	1,956,123
0.00%, 01/01/2036 (c)	1,525,000	1,038,491
0.00%, 01/01/2037 (c)	4,600,000	3,004,218
0.00%, 09/01/2037 (Callable 09/01/2031) (c)	10,435,000	5,391,767
0.00%, 09/01/2043 (Callable 09/01/2031) (c)	34,140,000	11,242,906
7.00%, 09/01/2043 (Callable 09/01/2031)	8,445,000	10,471,965
6.75%, 09/01/2045 (Callable 09/01/2031)	18,025,000	22,453,910
Northside Independent School District, 2.00%, 06/01/2052 (a)	2,470,000	2,394,144
Onalaska Independent School District, 4.00%, 08/15/2030 (Callable 11/01/2024)	340,000	340,147
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2041 (Callable 02/15/2026)	2,000,000	2,039,262
5.00%, 02/15/2042 (Callable 02/15/2026)	3,000,000	3,057,277
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2027	730,000	772,229
5.00%, 02/15/2028 (Callable 02/15/2027)	670,000	704,731
5.00%, 02/15/2029 (Callable 02/15/2027)	810,000	851,415
Port Aransas Independent School District
5.00%, 02/15/2041 (Callable 08/15/2027)	575,000	602,293
5.00%, 02/15/2043 (Callable 08/15/2025)	625,000	631,678
PSC/TX, 3.75%, 12/01/2040	4,950,000	4,892,460
Rockwall Independent School District, 5.00%, 02/15/2038 (Callable 11/01/2024)	745,000	745,733
Shiner Independent School District, 5.00%, 08/15/2040 (Callable 08/15/2032)	175,000	195,353
Socorro Independent School District
4.00%, 08/15/2033 (Callable 02/15/2027)	900,000	915,529
4.00%, 08/15/2034 (Callable 02/15/2027)	1,500,000	1,522,505
Tarrant County Hospital District, 5.25%, 08/15/2038 (Callable 08/15/2032)	1,200,000	1,357,278
Texas Department of Housing & Community Affairs
2.15%, 09/01/2035 (Callable 03/01/2029)	545,000	457,028
3.90%, 07/01/2044 (Callable 07/01/2028)	3,000,000	2,933,141
3.63%, 09/01/2044 (Callable 09/01/2028)	1,570,000	1,492,982
4.00%, 03/01/2050 (Callable 09/01/2028)	615,000	623,853
5.50%, 09/01/2052 (Callable 03/01/2032)	2,870,000	3,094,444
Texas Municipal Gas Acquisition and Supply Corp. II, 4.35% (3 mo. Term SOFR + 1.05%), 09/15/2027	2,800,000	2,810,727
Texas State Affordable Housing Corp.
4.25%, 03/01/2049 (Callable 03/01/2029)	150,000	151,949
5.50%, 09/01/2053 (Callable 03/01/2033)	1,860,000	1,984,336
Texas Water Development Board, 4.00%, 10/15/2036 (Callable 10/15/2028)	3,940,000	4,043,384
Town of Westlake TX, 4.00%, 02/15/2030 (Callable 11/01/2024)	335,000	335,103
Veribest Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2032)	645,000	723,667
Viridian Municipal Management District
5.00%, 12/01/2034 (Callable 12/01/2029)	930,000	996,600
5.00%, 12/01/2036 (Callable 12/01/2029)	1,050,000	1,120,457
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	586,277
5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,056,038
Whitehouse Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2027)	1,200,000	1,249,949
		306,411,596

Utah - 0.9%
County of Utah UT, 5.00%, 05/15/2060 (Callable 02/01/2026) (a)	2,875,000	2,962,982
Davis School District, 3.50%, 06/01/2034 (Callable 12/01/2024)	2,000,000	2,000,395
Salt Lake County Municipal Building Authority, 5.00%, 01/15/2041 (Callable 01/15/2028)	375,000	391,150
Utah Charter School Finance Authority, 5.00%, 04/15/2037 (Callable 04/15/2026)	500,000	509,686
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	2,040,000	2,039,099
6.00%, 07/01/2053 (Callable 01/01/2032)	985,000	1,077,077
6.00%, 07/01/2054 (Callable 01/01/2033)	345,000	387,617
Utah Telecommunication Open Infrastructure Agency, 5.50%, 06/01/2040 (Callable 06/01/2032)	500,000	571,919
		9,939,925

Vermont - 0.3%
Vermont Housing Finance Agency
3.60%, 11/01/2036 (Callable 11/01/2025)	1,255,000	1,255,509
4.00%, 05/01/2048 (Callable 11/01/2026)	200,000	199,960
4.00%, 11/01/2048 (Callable 05/01/2027)	205,000	205,635
Vermont Municipal Bond Bank, 5.00%, 12/01/2034 (Callable 12/01/2026)	1,625,000	1,699,693
		3,360,797

Virginia - 1.9%
Chesapeake Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)	2,415,000	2,490,440
Danville Industrial Development Authority, 5.25%, 10/01/2028	395,000	403,029
Hampton Roads Transportation Accountability Commission, 5.50%, 07/01/2057 (Callable 01/01/2028)	15,000,000	16,415,598
Virginia Resources Authority
0.00%, 11/01/2027 (c)	520,000	479,240
5.00%, 11/01/2045 (Callable 11/01/2025)	1,000,000	1,015,063
		20,803,370

Washington - 3.4%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2032 (Callable 11/01/2025)	2,725,000	2,793,982
Clark County School District No 114 Evergreen
4.00%, 12/01/2038 (Callable 06/01/2030)	1,000,000	1,033,477
5.25%, 12/01/2040 (Callable 06/01/2032)	9,400,000	10,674,504
County of King WA Sewer Revenue, 5.00%, 07/01/2034 (Callable 01/01/2025)	705,000	707,979
King County Housing Authority
3.25%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,457,934
4.00%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,565,823
4.00%, 11/01/2036 (Callable 11/01/2029)	3,250,000	3,264,287
State of Washington
5.00%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,263,254
4.00%, 07/01/2039 (Callable 07/01/2031)	940,000	974,973
5.00%, 02/01/2043 (Callable 02/01/2034)	2,250,000	2,528,631
Washington Health Care Facilities Authority
5.00%, 09/01/2030	300,000	331,832
5.00%, 09/01/2031 (Callable 09/01/2030)	175,000	192,654
5.00%, 09/01/2032 (Callable 09/01/2030)	465,000	511,630
5.00%, 09/01/2033 (Callable 09/01/2030)	190,000	208,938
5.00%, 10/01/2038 (Callable 04/01/2025)	2,050,000	2,063,006
Washington State Housing Finance Commission
6.75%, 07/01/2035 (Callable 07/01/2025) (b)	1,850,000	1,893,696
2.65%, 12/01/2040 (Callable 06/01/2029)	1,800,000	1,513,789
4.00%, 06/01/2049 (Callable 06/01/2028)	380,000	382,817
4.00%, 06/01/2050 (Callable 06/01/2029)	1,210,000	1,221,708
7.00%, 07/01/2050 (Callable 07/01/2025) (b)	1,845,000	1,891,542
		36,476,456

Wisconsin - 3.6%
Baraboo School District, 3.00%, 04/01/2033 (Callable 04/01/2026)	650,000	630,072
Big Foot Union High School District, 3.00%, 03/01/2032 (Callable 03/01/2027)	430,000	433,454
City of Fitchburg WI, 4.00%, 12/01/2042 (Callable 12/01/2032)	1,365,000	1,390,330
City of Milwaukee WI Sewerage System Revenue, 3.00%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,436,176
County of Kenosha WI, 3.50%, 09/01/2028 (Callable 11/01/2024)	820,000	820,383
D C Everest Area School District/WI, 3.63%, 04/01/2038 (Callable 04/01/2027)	3,900,000	4,010,295
Lodi School District/WI, 3.75%, 03/01/2037 (Callable 03/01/2025)	135,000	135,284
Public Finance Authority
5.00%, 03/01/2025	535,000	538,932
5.75%, 11/15/2044 (Callable 11/15/2024) (b)	1,100,000	1,102,374
Southeast Wisconsin Professional Baseball Park District
5.50%, 12/15/2026	1,630,000	1,679,758
0.00%, 12/15/2027 (c)	1,020,000	936,990
0.00%, 12/15/2028 (c)	825,000	737,760
0.00%, 12/15/2029 (c)	900,000	778,401
State of Wisconsin, 5.00%, 05/01/2032 (Callable 05/01/2026)	1,000,000	1,038,738
Town of Ledgeview WI, 5.00%, 12/01/2030 (Callable 12/01/2029)	630,000	696,254
Village of Mount Pleasant WI
5.00%, 04/01/2036 (Callable 04/01/2028)	275,000	291,603
4.00%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,432,580
5.00%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,547,508
Village of Pewaukee WI, 2.25%, 03/01/2025 (Callable 11/01/2024)	70,000	69,520
Waterford Union High School District, 3.00%, 03/01/2039 (Callable 03/01/2029)	665,000	673,170
West De Pere School District, 2.50%, 04/01/2040 (Callable 04/01/2030)	2,500,000	2,492,698
Wisconsin Center District
4.00%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,517,373
0.00%, 12/15/2034 (Callable 12/15/2030) (c)	1,810,000	1,249,445
0.00%, 12/15/2038 (Callable 12/15/2030) (c)	1,000,000	568,409
Wisconsin Health & Educational Facilities Authority
5.00%, 02/15/2028 (Callable 08/15/2025)	20,000	20,283
5.00%, 08/15/2029 (Callable 08/15/2027)	70,000	74,355
4.00%, 02/15/2033 (Callable 08/15/2025)	100,000	100,562
5.00%, 04/01/2035 (Callable 04/01/2027)	180,000	187,455
4.00%, 04/01/2039 (Callable 04/01/2027)	2,500,000	2,503,897
5.00%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,049,574
4.00%, 11/15/2046 (Callable 05/15/2026)	1,470,000	1,501,548
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 09/01/2025)	310,000	309,198
4.00%, 03/01/2048 (Callable 03/01/2027)	845,000	847,767
4.00%, 03/01/2048 (Callable 03/01/2027)	340,000	341,273
4.25%, 03/01/2049 (Callable 09/01/2028)	865,000	878,272
6.00%, 03/01/2054 (Callable 09/01/2032)	1,585,000	1,771,128
Wisconsin Housing & Economic Development Authority Housing Revenue, 4.63%, 11/01/2043 (Callable 05/01/2032)	435,000	446,524
		39,239,343

Wyoming - 0.1%
Wyoming Community Development Authority
4.00%, 12/01/2043 (Callable 06/01/2027)	50,000	49,948
4.00%, 12/01/2048 (Callable 06/01/2028)	1,210,000	1,218,887
		1,268,835
TOTAL MUNICIPAL BONDS (Cost $1,063,498,769)		1,063,342,217

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.25% (e)	22,161,087	22,161,087
TOTAL SHORT-TERM INVESTMENTS (Cost $22,161,087)		22,161,087

TOTAL INVESTMENTS - 100.1% (Cost $1,085,659,856)		1,085,503,304
Liabilities in Excess of Other Assets - (0.1)%		(586,934)
TOTAL NET ASSETS - 100.0%		$1,084,916,370

Percentages are stated as a percent of net assets.

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $19,245,586 or 1.8% of the Fund’s net assets.

(c)	Zero coupon bonds make no periodic interest payments.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Quality Intermediate Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,063,342,217	$–	$1,063,342,217
Money Market Funds	22,161,087	–	–	22,161,087
Total Investments	$22,161,087	$1,063,342,217	$–	$1,085,503,304

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.